Income taxes (Tables)	12 Months Ended
Dec. 31, 2015
Income taxes
Schedule of loss before income taxes

	Years ended December 31,
	2013	2014	2015
	RMB	RMB	RMB	US$
Non-PRC	(54,602)	(954,438)	(5,190,211)	(801,230)
PRC	(91,595)	(874,903)	(2,130,496)	(328,892)

	(146,197)	(1,829,341)	(7,320,707)	(1,130,122)

Schedule of income tax expense
	Years ended December 31,
	2013	2014	2015
	RMB	RMB	RMB	US$
Current	49,528	32,742	80,669	12,453
Deferred	(8,436)	(15,182)	(57,885)	(8,936)

	41,092	17,560	22,784	3,517

Schedule of reconciliation of the differences between the statutory tax rate and the effective tax rate for enterprise income tax

		Years ended December 31,
		2013	2014	2015
	Notes	RMB	RMB	RMB	US$
Loss before income tax		(146,197)	(1,829,341)	(7,320,707)	(1,130,122)
Expected taxation at PRC EIT statutory rate of 25%		(36,549)	(457,335)	(1,830,177)	(282,531)
Effect of different tax rates in different jurisdictions		14,426	239,800	1,296,116	200,086
Research & development super-deduction		(22,767)	(33,391)	(43,049)	(6,646)
Effect of lower tax rate applicable to HNTE		(20,502)	49,341	200,158	30,899
Late payment interest		1,533	9,256	10,742	1,658
Adjustment of estimated income tax accruals		—	1,759	3,021	467
Deemed revenue	(i)	95,441	113,474	34,806	5,373
Non-deductible expenses		2,668	14,860	25,863	3,993
Changes in valuation allowance		7,446	81,496	326,569	50,413
Non-taxable income		(604)	(1,700)	(1,265)	(195)

Income tax expense		41,092	17,560	22,784	3,517

(i)

The Company acts as an agent for its travel facilitating services including transportation insurance policies (the “Transportation Insurance Arrangements”) in accordance with ASC 605 and therefore, the Company presents revenues from such transactions on a net basis in the consolidated statements of comprehensive loss. Under the current PRC tax laws and regulations, the Company’s existing business arrangement more likely than not will subject the Company to income taxes on a gross basis for the Aviation Insurance Arrangements. The difference between the net revenue and the gross revenue is recognized as deemed revenue for additional income taxes. The associated income tax expense is calculated by applying the applicable tax rate to the deemed revenue amount and includes the late payment interest based on the applicable tax rules. The majority of the liabilities for unrecognized tax benefits represent tax positions taken with respect to deemed revenue. The unrecognized tax benefits are recorded in non-current liabilities in the consolidated balance sheets.

Schedule of significant components of deferred taxes

	Years ended December 31
	2014	2015
	RMB	RMB	US$
Deferred tax assets, current portion:
Advertising expenses	163	115,671	17,857
Bad debt expenses	1,878	3,299	509
Expense cut-off	—	—	—
Accrued expenses	77,753	170,603	26,336
Accrued salaries and welfare payable	30,549	7,839	1,210
Interest of borrowings	—	3,674	567
Less: valuation allowance	(87,484)	(220,573)	(34,050)

Current deferred tax assets	22,859	80,513	12,429

Deferred tax assets, non-current portion:
Advertising expenses	6	—	—
Depreciation expenses	525	985	152
Tax loss carry forward	12,634	195,915	30,244
Impairment of long-term investments	—	9,856	1,522
Less: valuation allowance	(13,165)	(206,645)	(31,901)

Non-current deferred tax assets	—	111	17

Deferred tax liabilities, non-current portion:
Intangible asset	—	(1,318)	(203)

Schedule of unrecognized tax benefit

	Years ended December 31,
	2013	2014	2015
	RMB	RMB	RMB	US$
Balance at January 1	32,782	83,677	152,865	23,599
Additions based on tax positions related to the current year	53,745	67,798	23,408	3,614
Additions based on tax positions related to the prior years	—	6,401	79,737	12,309
Reductions based on tax positions related to prior years	(2,850)	(5,011)	(74,421)	(11,489)

Balance at December 31	83,677	152,865	181,589	28,033